Financial instruments by category (Details 4) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Beginning Balance		$ 1,036	$ (9,036)
Additions and acquisitions		560	101
Cumulative translation adjustment		553	436
Transfer to level 1	[1]	(100)
Reclassification to liabilities held for sale			11,272
Write off		(67)	(782)
Transfer to current trade and other receivables
Deconsolidation		(126)
Gain / (loss) for the year	[2]	216	(955)
Ending Balance		2,072	1,036
Investments In Financial Assets [Member] | Public Companies Securities [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		82	499
Additions and acquisitions			65
Cumulative translation adjustment			21
Transfer to level 1	[1]
Reclassification to liabilities held for sale
Write off		(67)	(702)
Transfer to current trade and other receivables
Deconsolidation
Gain / (loss) for the year	[2]	120	199
Ending Balance		135	82
Investments In Financial Assets [Member] | Private Companies Securities [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		964	1,324
Additions and acquisitions		34	44
Cumulative translation adjustment		489	169
Transfer to level 1	[1]	(100)
Reclassification to liabilities held for sale
Write off
Transfer to current trade and other receivables
Deconsolidation		(126)
Gain / (loss) for the year	[2]	(93)	(573)
Ending Balance		1,168	964
Investments In Financial Assets [Member] | Others [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance			140
Additions and acquisitions		526
Cumulative translation adjustment		78	6
Transfer to level 1	[1]
Reclassification to liabilities held for sale
Write off			(146)
Transfer to current trade and other receivables
Deconsolidation
Gain / (loss) for the year	[2]	189
Ending Balance		793
Derivative Financial Instruments [Member] | Forwards [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance		(10)
Additions and acquisitions			(8)
Cumulative translation adjustment		(14)	(2)
Transfer to level 1	[1]
Reclassification to liabilities held for sale
Write off			66
Transfer to current trade and other receivables
Deconsolidation
Gain / (loss) for the year	[2]		(66)
Ending Balance		(24)	(10)
Loans [Member] | Non Recourse Loan [Member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance			(10,999)
Additions and acquisitions
Cumulative translation adjustment			242
Transfer to level 1	[1]
Reclassification to liabilities held for sale			11,272
Write off
Transfer to current trade and other receivables
Deconsolidation
Gain / (loss) for the year	[2]		(515)
Ending Balance

[1]	The Group transferred a financial asset measured at fair value from level 3 to level 1, because it began trading in the stock exchange.
[2]	Included within "Financial results, net" in the Statements of income.